Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option
Number of Shares
Beginning Balance	2,094,533
Granted	264,950
Vested	(641,773)
Forfeited	(249,629)
Ending Balance	1,468,081	2,094,533
Weighted Average Exercise Price
Beginning balance	$ 22.43
Granted	$ 33.09
Vested	$ 24.29
Forfeited	$ 22.97
Ending balance	$ 23.45	$ 22.43
Weighted Average Fair Value
Beginning Balance	$ 9.17
Granted	$ 12.05	$ 9.59	$ 8.20
Vested	$ 9.60
Forfeited	$ 9.46
Ending Balance	$ 9.45	$ 9.17